Share-Based Payments - Summary of Weighted Average Fair Value of Options and Assumptions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted	$ 16.92	$ 19.94	$ 17.40
Share price	98.66	117.77	103.77
Exercise price	$ 98.66	$ 117.77	$ 103.77
Expected volatility	23.00%	23.00%	24.00%
Expected dividends	3.00%	3.00%	3.00%
Risk-free interest rate	0.39%	0.72%	0.54%
Ambev [member] | Brazil [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted	$ 1.47	$ 1.97	$ 1.90
Share price	4.66	5.99	5.27
Exercise price	$ 4.66	$ 5.99	$ 5.27
Expected volatility	26.00%	27.00%	27.00%
Risk-free interest rate	9.60%	10.10%	12.40%
Bottom of range [member] | Ambev [member] | Brazil [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends	0.00%	0.00%	0.00%
Top of range [member] | Ambev [member] | Brazil [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends	5.00%	5.00%	5.00%